Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q1PH

Statement of Investments
(unaudited)
Franklin Federal Tax Free Income Fund 2
Notes to Statement of Investments 32

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited), July 31, 2021
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 83,000 $ 2,282,085
Total Management Investment Companies (Cost $2,255,732) .....................
2,282,085
Principal
Amount
a a a a
Municipal Bonds 99.8%
Alabama 1.6%
Alabama Incentives Financing Authority , Revenue , 2012 A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 15,036,999
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 19,776,820
b
Black Belt Energy Gas District , Revenue , 2021 A , Refunding , Mandatory Put , 4% ,
12/01/31 ........................................................ 23,000,000 28,988,740
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 12,030,056
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,600,888
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 10,000,000 11,048,203
Health Care Authority of the City of Huntsville (The) ,
Obligated Group, Revenue, 2020 B, 4%, 6/01/45 .......................... 3,500,000 4,132,992
Obligated Group, Revenue, 2020 B, AGMC Insured, 3%, 6/01/50 .............. 8,530,000 9,183,324
Limestone County Water & Sewer Authority , Revenue , 2017 , Pre-Refunded , BAM
Insured , 5% , 12/01/45 .............................................. 10,500,000 13,030,986
b
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , Mandatory Put ,
4% , 10/01/28 ..................................................... 26,000,000 31,349,204
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 6,206,970
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013 B, Pre-Refunded, 5%, 1/01/43 ............................ 8,000,000 8,557,347
Revenue, 2016 B, Pre-Refunded, 5%, 1/01/43 ............................ 10,000,000 12,381,255
181,323,784
Alaska 0.5%
Alaska Industrial Development & Export Authority , Providence St. Joseph Health
Obligated Group , Revenue , 2011 A , 5% , 10/01/40 ......................... 10,000,000 10,073,428
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 18,499,336
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,739,540
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 3,859,148
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 1,000,000 1,015,451
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 2,351,337
State of Alaska , International Airports System , Revenue , 2010 C , 5% , 10/01/33 .....
12,565,000 12,594,229
63,132,469
Arizona 2.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/45 ....................................................... 2,200,000 2,580,357
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/50 ....................................................... 2,500,000 2,925,328
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 10,828,190
b
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 16,925,673
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 17,351,430
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,597,497
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 28,813,535
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 19,967,080

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. $ 14,985,000 $ 16,445,666
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 8,452,742
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 7,248,649
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 14,565,072
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 11,435,613
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
15,500,000 16,460,512
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 29,406,797
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,534,300
Christian Care Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,688,299
Maricopa County Pollution Control Corp. , El Paso Electric Co. , Revenue , 2009 A ,
Refunding , 3.6% , 2/01/40 ............................................ 19,500,000 21,795,437
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 11,311,145
273,333,322
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,802,540
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,391,500
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 6,269,136
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 31,663,943
University of Arkansas ,
Revenue, 2017, 5%, 11/01/47 ........................................ 6,500,000 8,119,373
Revenue, 2019 A, Refunding, 5%, 11/01/49 .............................. 3,000,000 3,766,300
55,012,792
California 5.8%
c
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 18,683,589
c
California Community Housing Agency , Brio Apartments & Next on Lex Apartments ,
Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 ........................ 25,000,000 28,440,422
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 3,951,606
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 31,323,025
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 13,454,499
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 21,684,151
Revenue, 2012 A, Refunding, 5%, 4/01/30 ............................... 18,000,000 18,586,415
Revenue, 2012 A, Refunding, 5%, 4/01/33 ............................... 12,475,000 12,881,418
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,316,519
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 11,622,379
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 4,727,431
c
CSCDA Community Improvement Authority , Jefferson Platinum Triangle Apartments ,
Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 .............................. 3,125,000 3,276,068
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 22,886,728

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. $ 15,475,000 $ 18,267,965
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 24,572,338
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 25,560,000 30,625,711
Jefferson Union High School District ,
GO, D, Pre-Refunded, Zero Cpn., 8/01/35 ............................... 10,500,000 3,353,993
GO, D, Pre-Refunded, Zero Cpn., 8/01/40 ............................... 10,000,000 2,109,573
GO, D, Pre-Refunded, Zero Cpn., 8/01/41 ............................... 13,590,000 2,636,402
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 21,817,594
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 20,892,575
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,731,491
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 6,435,716
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 6,130,604
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,282,041
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,303,115
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,654,488
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,330,869
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 13,840,430
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 47,235,235
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 1,500,000 1,861,783
San Joaquin Hills Transportation Corridor Agency ,
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/23 ...................... 7,000,000 6,987,175
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/34 ..................... 50,000,000 56,975,810
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 12,287,559
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 57,515,590
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... 6,065,000 6,368,414
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 24,244,438
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 7,782,754
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 14,281,367
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 7,363,478
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,973,683
State of California ,
GO, 5.9%, 4/01/23 ................................................. 605,000 610,693
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,074
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 8,969,121
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 18,189,139
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 17,002,486
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 8,906,253
665,394,207
Colorado 3.0%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 46,881,157
Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................................. 2,000,000 1,293,301
Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................................. 2,500,000 1,541,993
Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................................. 2,455,000 1,444,474
Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................................. 2,000,000 1,124,307
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,332,642
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 18,217,672

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. $ 12,000,000 $ 14,967,297
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 13,592,663
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 12,287,913
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 32,395,116
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 35,839,720
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 14,795,159
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/15/43 ...... 30,000,000 35,793,591
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/41 ... 5,000,000 5,971,821
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 10,200,000 12,150,556
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 17,700,000 22,203,530
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 5,708,845
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,149,406
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 3,426,997
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 B, Refunding, 4%, 1/01/40 ..................................... 10,000,000 11,933,971
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,482,253
Park Creek Metropolitan District , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 ......
2,875,000 3,521,835
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 31,645,974
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/39 ........ 1,000,000 1,351,838
Sales Tax, Revenue, 2012 A, Pre-Refunded, 5%, 11/01/32 ................... 10,000,000 10,614,425
345,668,456
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,558,594
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,790,020
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,652,105
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,998,201
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,605,981
17,604,901
Delaware 0.0%
†
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,267,576
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,692,300
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,250,079
4,209,955
Florida 5.9%
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 125,000 125,473
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 225,958
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,921,181
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,403,503
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 19,734,597
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 17,000,000 21,488,517

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/53 ....................................... $ 9,235,000 $ 10,592,026
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 12,387,879
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 12,746,507
City of Deltona , Utility System , Revenue , 2013 , Pre-Refunded , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,531,895
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 8,905,467
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 31,640,000 40,117,517
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
5% , 11/01/50 ..................................................... 15,000,000 18,562,251
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 17,651,359
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 12,888,674
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 3,780,000 4,220,503
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/42 ................... 15,000,000 18,567,528
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 17,591,847
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 2,000,000 2,346,879
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 3,000,000 3,787,921
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 523,957
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 532,007
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 508,621
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/38 ............ 1,050,000 637,198
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/39 ............ 1,000,000 578,898
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/49 ............ 5,150,000 1,898,179
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 17,330,687
County of Miami-Dade ,
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 22,500,000 28,165,311
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 8,188,579
Water & Sewer System, Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 21,146,590
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 32,559,904
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,533,948
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 3,148,079
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 10,069,330
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/34 ........................................................ 2,650,000 3,420,022
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/36 ........................................................ 3,900,000 5,012,892
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 5%,
8/15/37 ........................................................ 6,015,000 7,710,476
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 18,985,000 22,214,402
Florida Municipal Loan Council , Revenue , 2011 D , AGMC Insured , 5.5% , 10/01/41 ..
4,750,000 4,791,682
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
10,000,000 11,675,431
Hillsborough County Aviation Authority ,
Revenue, 2015 B, 5%, 10/01/44 ....................................... 10,000,000 11,390,984
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 24,644,802

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... $ 3,500,000 $ 4,136,953
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 4,682,214
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 6,054,420
Revenue, 2020 A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 10,955,674
Revenue, 2020 A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 11,194,633
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
2019 A-1 , Refunding , 5% , 4/01/44 ..................................... 4,220,000 5,268,784
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , AGMC Insured , 5.5% , 11/15/42 .......... 3,800,000 3,858,332
Miami Beach Redevelopment Agency , Tax Allocation , 2015 A 2015 B , Refunding ,
AGMC Insured , 5% , 2/01/44 .......................................... 12,000,000 13,264,229
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,426,895
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,645,947
Revenue, A, 5%, 7/01/40 ............................................ 30,265,000 30,357,057
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 4,537,699
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,707,082
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 7,246,193
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,249,900
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,494,178
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2020 B , 5% , 11/15/42 ...................... 500,000 614,797
School Board of Miami-Dade County (The) , COP , 2013 A , Pre-Refunded , 5% , 5/01/31
10,000,000 10,839,098
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 25,562,459
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 105,619
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 250,000 258,303
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 600,000 607,084
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,750,000 4,282,097
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
17,500,000 19,402,047
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 12,181,563
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 6,027,270
678,439,988
Georgia 2.9%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,496,973
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,936,922
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,778,665
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,736,345
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,865,738
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 17,682,081
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 18,781,438
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 34,418,629
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,817,854
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/41 .............. 4,845,000 6,054,437
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 16,002,015

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... $ 10,835,000 $ 12,793,508
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 59,703
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,723,727
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,994,236
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,997,571
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,500,000 4,109,687
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 21,000,000 23,928,712
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014 A , Refunding , 5% , 7/01/39 ............................... 11,420,000 12,870,887
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,409,315
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. 13,040,000 15,594,703
Georgia Housing & Finance Authority , Revenue , 2020 A , Refunding , 3.05% , 12/01/40
2,250,000 2,423,806
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,688,536
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 6,459,509
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 18,151,425
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,661,543
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,887,446
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 2,000,000 2,468,196
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 10,000,000 10,948,890
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 6,005,000 7,661,404
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,573,031
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,445,697
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/41 ................. 2,250,000 2,744,411
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 15,000,000 17,434,209
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,614,493
333,215,742
Hawaii 1.0%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 30,621,243
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 18,466,676
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 18,919,552
Airports System, Revenue, 2020 A, 4%, 7/01/45 ........................... 8,125,000 9,548,769
Airports System, Revenue, 2020 D, Refunding, 4%, 7/01/39 .................. 10,000,000 12,194,848
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 11,001,185
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 17,853,954
118,606,227
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 5,252,340

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho (continued)
Idaho Health Facilities Authority, (continued)
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ $ 3,500,000 $ 4,366,845
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 7,050,494
16,669,679
Illinois 5.9%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 9,970,000 10,743,237
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 21,732,377
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 12,223,456
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 21,752,077
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/37 ..................... 10,015,000 11,966,656
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/38 ..................... 3,000,000 3,576,730
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,655,896
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 5,073,383
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,193,132
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,190,507
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,187,772
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,486,821
GO, 2020 F-2, Refunding, 5%, 1/01/37 .................................. 2,000,000 2,556,147
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 2,067,764
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 2,064,071
Chicago Transit Authority Sales Tax Receipts Fund ,
Revenue, 2011, Pre-Refunded, 5.25%, 12/01/40 .......................... 10,000,000 10,171,074
Revenue, Second Lien, 2020 A, Refunding, 4%, 12/01/50 .................... 9,000,000 10,511,851
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
8,955,000 9,403,037
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,823,583
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/31 .................................. 3,650,000 4,894,152
GO, 2021 A, Refunding, 5%, 11/15/32 .................................. 2,400,000 3,210,230
GO, 2021 A, Refunding, 5%, 11/15/33 .................................. 2,350,000 3,132,747
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/37 ...................... 1,625,000 2,130,475
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,315,000 3,025,671
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/39 ...................... 4,000,000 4,838,664
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/40 ...................... 3,145,000 3,796,808
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 23,549,536
CHF-Dekalb II LLC, Revenue, 2011, Refunding, 6.875%, 10/01/43 ............. 15,000,000 15,162,147
d
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 894,111
d
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 1,172,271
d
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 871,716
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 35,581,146
OSF Healthcare System Obligated Group, Revenue, 2020 A, Refunding, 4%, 5/15/50 7,630,000 8,989,739
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 4,132,103
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,463,096
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 7,555,000 9,050,118
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/32 ...................... 3,490,000 2,799,806
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/33 ...................... 24,000,000 18,783,982

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, (continued)
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/34 ...................... $ 1,655,000 $ 1,264,108
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/38 ....................... 2,325,000 1,609,404
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 6,000,000 3,988,508
Revenue, 2002 B, NATL RE Insured, ETM, 5.65%, 6/15/22 ................... 30,000,000 31,401,501
d
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 35,250,000 40,465,445
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. 3,850,000 3,724,104
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 7,700,000 7,162,302
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,145,588
State of Illinois ,
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 11,820,529
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 5,032,667
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 3,675,000 4,444,627
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,178,617
GO, 2017 A, 5%, 12/01/35 ........................................... 2,000,000 2,428,591
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,633,210
GO, 2017 C, 5%, 11/01/29 ........................................... 17,470,000 21,487,550
GO, 2017 D, 3.25%, 11/01/26 ......................................... 1,750,000 1,971,347
GO, 2017 D, 5%, 11/01/26 ........................................... 8,800,000 10,702,785
GO, 2017 D, 5%, 11/01/27 ........................................... 10,970,000 13,637,642
GO, 2017 D, 5%, 11/01/28 ........................................... 5,155,000 6,380,419
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 3,000,000 3,804,507
GO, 2018 A, Refunding, 5%, 10/01/33 .................................. 14,245,000 17,746,216
GO, 2018 A, 5%, 5/01/34 ............................................ 3,010,000 3,701,786
GO, 2018 A, 5%, 5/01/35 ............................................ 6,455,000 7,923,212
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 2,010,000 2,511,929
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 3,076,584
GO, 2019 B, 4%, 11/01/38 ........................................... 1,810,000 2,125,714
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,919,598
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 4,860,941
GO, 2020, 5.5%, 5/01/30 ............................................ 13,815,000 18,600,570
GO, 2020, 5.5%, 5/01/39 ............................................ 20,030,000 26,279,304
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 10,485,153
GO, 2020 B, 5%, 10/01/28 ........................................... 10,000,000 12,681,690
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 4,403,015
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 11,625,384
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 5,454,708
GO, 2020 C, 4%, 10/01/42 ........................................... 2,010,000 2,369,118
GO, 2021 A, 5%, 3/01/32 ............................................ 3,425,000 4,519,177
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, 3.75%, 12/01/36 ......... 10,205,000 10,283,008
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, 5.75%, 12/01/36 ......... 790,000 801,492
c
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 7,921,385
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 36,387,577
Village of Bolingbrook , GO , 2013 A , Pre-Refunded , Zero Cpn., 1/01/36 ...........
19,000,000 9,842,844
675,661,945

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 3.4%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... $ 15,000,000 $ 18,261,474
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,686,083
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 13,996,146
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 17,270,885
d
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 8,536,002
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 20,830,733
CWA Authority, Inc., Revenue, First Lien, 2011 A, Refunding, 5.25%, 10/01/38 .... 12,000,000 12,099,913
CWA Authority, Inc., Revenue, First Lien, 2012 A, 5%, 10/01/37 ............... 5,000,000 5,279,839
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 25,625,598
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 34,193,460
Deaconess Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/39 ........................................................ 5,000,000 5,732,146
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 5,025,177
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 12,591,464
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 11,831,452
WVB East End Partners LLC, Revenue, 2013 A, 5.25%, 1/01/51 ............... 20,000,000 21,761,860
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,605,479
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 25,683,194
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
8,525,000 10,197,520
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 28,510,838
Revenue, 2019 A, 4%, 2/01/44 ........................................ 6,050,000 7,162,064
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 52,465,564
Revenue, 2021 A, Refunding, 5%, 6/01/35 ............................... 8,185,000 10,701,354
Revenue, 2021 A, Refunding, AGMC Insured, 4%, 6/01/36 ................... 21,500,000 25,882,233
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 7,184,843
391,115,321
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 9,243,342
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 19,792,083
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ..
7,500,000 8,824,826
37,860,251
Kansas 0.7%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 11,306,378
University of Kansas Hospital Authority , University of Kansas Health System Obligated
Group , Revenue , 2017 A , Refunding , 5% , 3/01/47 ......................... 23,115,000 27,756,176
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,387,467
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 11,621,710
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 6,000,861
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 19,756,994
79,829,586
Kentucky 0.2%
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,700,844
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 5,000,000 6,095,895

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Municipal Power Agency, (continued)
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... $ 7,750,000 $ 9,438,856
27,235,595
Louisiana 3.2%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 12,045,788
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,499,773
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 23,536,276
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 24,115,114
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,933,047
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 11,151,903
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 22,000,000 22,750,189
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/39 . 10,000,000 11,300,122
c
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 5,074,158
c
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 3,600,000 3,835,214
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 42,213,374
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 5,990,000 6,998,742
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 17,376,288
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 13,055,455
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 10,000,000 10,981,780
Ochsner Clinic Foundation Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/47 7,500,000 8,536,612
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/42 20,000,000 24,052,252
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 10,804,678
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 10,000,000 11,704,833
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,946,564
c
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 16,380,169
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,495,376
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 4,459,745
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/50 ................. 4,000,000 4,721,368
Louisiana Stadium & Exposition District ,
Revenue, 2020, 5%, 7/03/23 ......................................... 5,700,000 6,069,280
Revenue, 2021, 4%, 7/03/23 ......................................... 3,325,000 3,517,743
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 4,000,000 4,754,847
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 7,082,925
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,955,911
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 10,045,168
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 12,312,573
Terrebonne Levee & Conservation District ,
Revenue, 2020 B, Refunding, 4%, 6/01/40 ............................... 5,065,000 5,858,896
Revenue, 2020 B, Refunding, 4%, 6/01/41 ............................... 5,165,000 5,964,359
369,530,522

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maine 0.4%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2018 A, 5%, 7/01/43 ................ $ 3,000,000 $ 3,697,770
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/39 ................ 1,075,000 1,288,022
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ................ 14,215,000 16,731,591
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 19,049,345
40,766,728
Maryland 0.9%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/38 ......... 5,000,000 5,587,280
Wastewater Utility Fund, Revenue, 2013 C, Pre-Refunded, 5%, 7/01/43 ......... 10,000,000 11,174,559
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 11,511,066
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 11,495,417
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 10,854,935
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 6,322,479
Maryland Economic Development Corp. ,
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 1,000,000 1,170,341
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,415,000 1,753,370
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 15,111,756
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,292,823
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,408,816
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 9,221,244
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 75,000 79,597
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............
13,205,000 15,903,608
105,887,291
Massachusetts 3.0%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 23,139,110
GO, 2017 B, 5%, 4/01/47 ............................................ 12,335,000 15,274,273
GO, 2018 A, 5%, 1/01/41 ............................................ 15,000,000 18,640,695
GO, 2018 A, 5%, 1/01/46 ............................................ 10,000,000 12,387,623
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 12,931,595
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 31,054,212
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,905,569
Massachusetts Bay Transportation Authority , Revenue , 2005 A , 5% , 7/01/28 .......
10,000,000 12,940,349
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,919
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,833
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 6,134,996
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/41 .. 10,135,000 12,196,739
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/47 ......... 15,000,000 18,005,604
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 17,913,232
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/33 ........................................................ 600,000 804,367
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 834,962
c
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 3,291,590
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,432,340
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,250,000 1,490,924
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 12,475,278
Massachusetts Educational Financing Authority ,
Revenue, 2013 K, 5.25%, 7/01/29 ..................................... 3,030,000 3,143,817

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority, (continued)
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. $ 2,000,000 $ 2,149,476
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 3,261,611
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 18,690,688
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 12,404,057
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 9,359,569
Massachusetts School Building Authority ,
Revenue, 2018 A, 4%, 2/15/43 ........................................ 10,750,000 12,598,597
Revenue, 2019 A, 5%, 2/15/49 ........................................ 25,000,000 29,881,733
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , Pre-
Refunded , 5% , 11/01/39 ............................................. 20,000,000 23,016,476
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/39 ...................... 8,020,000 9,275,605
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 8,185,000 9,365,096
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. 3,795,000 4,375,775
344,037,234
Michigan 2.4%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,035
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 .......................... 10,000,000 10,450,836
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2012
A, Pre-Refunded, 5.25%, 7/01/39 .................................... 12,000,000 12,568,327
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,037
Detroit City School District ,
GO, 2012 A, Refunding, 5%, 5/01/30 ................................... 1,245,000 1,290,061
GO, 2012 A, Refunding, 5%, 5/01/33 ................................... 1,500,000 1,553,715
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016 A, 5%, 11/01/44 ............ 20,925,000 24,464,692
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 29,821,272
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 25,920,000 32,933,395
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 23,527,174
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,238,272
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,467,943
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,842,625
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 1,500,000 1,835,874
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 1,000,000 1,218,819
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 4,692,446
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 4,500,000 5,544,377
Trinity Health Corp. Obligated Group, Revenue, 2011 MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 29,750,000 30,234,500
Michigan State Building Authority ,
Revenue, 2011 I-A, Pre-Refunded, 5.375%, 10/15/36 ....................... 6,730,000 6,801,933
Revenue, 2013 1-A, Refunding, 5.25%, 10/15/44 .......................... 20,655,000 22,838,118
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 12,065,480
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/34 10,000,000 10,405,328
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3.25% , 10/01/44
3,450,000 3,739,422
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 12,233,528
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 8,128,724

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. $ 7,940,000 $ 9,512,669
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 10,342,292
281,771,894
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 12,459,142
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 30,238,335
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 7,085,545
Mississippi Development Bank , City of Jackson Water & Sewer System , Revenue ,
2013 , AGMC Insured , 6.875% , 12/01/40 ................................. 3,400,000 3,864,522
c
Mississippi Home Corp. ,
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 599,526
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 1,027,192
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 18,442,517
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 5,671,505
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 7,581,851
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 35,438,934
109,949,927
Missouri 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 7,178,875
Cape Girardeau County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2021 , 4% , 3/01/41 .................................... 3,225,000 3,774,735
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,535,450
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 28,494,127
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 9,175,820
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 13,500,000 16,666,904
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 23,500,000 28,904,495
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 9,000,000 11,347,672
St. Louis Municipal Finance Corp , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/49 ..................................................... 5,000,000 6,271,430
116,349,508
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 3,168,358
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 12,403,637
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 7,657,987
23,229,982

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska 0.4%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... $ 10,000,000 $ 12,036,569
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 325,000 342,238
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,622,107
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,717,840
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,769,080
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 6,122,271
50,610,105
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,358,789
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 12,053,185
Clark County School District ,
GO, 2020 A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 909,619
GO, 2020 A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,058,173
GO, 2020 A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 1,025,569
GO, 2020 A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,203,647
GO, 2020 A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 870,970
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 12,230,179
32,710,131
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 6,000,000 7,274,837
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,742,356
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,929,347
23,946,540
New Jersey 4.0%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,500,000 1,775,771
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,000,000 1,178,856
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 9,012,007
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Refunding, 5%,
3/01/28 ........................................................ 22,000,000 23,625,756
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 6,135,000 7,758,282
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 11,850,000 14,911,424
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,395,554
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 8,000,000 9,905,140
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 3,250,000 4,113,101
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 2,725,000 3,184,894
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 31,179,106
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 5,657,346
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 4,800,000 5,892,523
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 16,703,061
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 B, Refunding, 2.5%, 12/01/40 ............................. 4,565,000 4,712,298
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 2,052,788

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, (continued)
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. $ 2,680,000 $ 2,924,916
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 8,000,000 8,916,580
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/31 ...................... 6,275,000 5,250,795
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. 500,000 360,231
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 71,750,000 47,103,753
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 3,021,494
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,078,425
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,795,656
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 3,250,000 4,103,121
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 17,284,228
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 18,400,000 23,257,339
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 8,200,000 10,330,651
Revenue, 2019 A, Refunding, 5%, 12/15/39 .............................. 785,000 993,472
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,319,177
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 4,000,000 4,605,668
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 6,400,059
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,160,000 6,114,617
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 4,840,000 6,169,819
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 35,255,000 41,560,554
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 16,245,000 20,604,698
d
Revenue, 2022 A, 4%, 6/15/39 ........................................ 10,000,000 11,597,149
d
Revenue, 2022 A, 4%, 6/15/41 ........................................ 7,500,000 8,646,400
New Jersey Turnpike Authority ,
Revenue, 2015 E, 5%, 1/01/45 ........................................ 11,475,000 13,177,166
Revenue, D, 5%, 1/01/28 ............................................ 15,265,000 18,481,222
State of New Jersey ,
GO, 2020 A, 4%, 6/01/30 ............................................ 11,450,000 14,243,034
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,840,452
GO, 2020 A, 3%, 6/01/32 ............................................ 18,000,000 20,835,297
GO, 2020 A, 4%, 6/01/32 ............................................ 5,500,000 7,056,113
463,129,993
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015 A, 5%, 8/01/44 10,000,000 11,541,547
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 18,410,217
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,194,274
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 1,188,168
32,334,206
New York 12.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,594,104
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,737
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,019
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 18,103,681
GO, 2021 A, Refunding, 4%, 8/01/34 ................................... 4,290,000 5,299,745
GO, 2021 C, 4%, 8/01/40 ............................................ 6,500,000 7,856,664
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,617,017
GO, 2021 F-1, 5%, 3/01/37 .......................................... 4,625,000 6,150,218

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Hudson Yards Infrastructure Corp. , Revenue, Senior Lien , 2012 A , AGMC Insured , 5% ,
2/15/47 ......................................................... $ 15,195,000 $ 15,247,869
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 15,599,581
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 32,039,916
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 12,614,043
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,530,734
Revenue, 2015 A, 5%, 11/15/40 ....................................... 7,000,000 8,008,717
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,464,063
Revenue, 2016 B, Refunding, 5%, 11/15/28 .............................. 2,885,000 3,507,270
Revenue, 2016 C-1, 5.25%, 11/15/56 ................................... 14,765,000 17,690,525
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,418,047
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 5,422,354
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 2,227,172
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/29 ....................... 2,090,000 1,838,124
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 57,296,206
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 11,645,042
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 7,000,000 8,788,312
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 13,220,000 16,335,612
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 12,150,000 15,220,677
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 30,928,996
Revenue, 2020 D, 5%, 11/15/44 ....................................... 17,000,000 21,709,022
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 23,305,794
Monroe County Industrial Development Corp. , University of Rochester , Revenue , 2020
A , 4% , 7/01/50 .................................................... 5,000,000 5,930,340
New York City ,
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 33,431,067
Water & Sewer System, Revenue, 2014 BB, 5%, 6/15/46 .................... 15,000,000 16,266,971
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 11,676,465
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 17,489,634
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 39,168,974
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 15,353,678
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/33 1,750,000 1,969,781
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/34 1,000,000 1,118,775
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 3/01/45 .. 6,000,000 7,085,949
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2011 S-2A, Refunding, 5%, 7/15/40 .................. 35,000,000 35,096,624
Building Aid, Revenue, 2012 S-1A, Refunding, 5.25%, 7/15/37 ................ 30,300,000 30,387,858
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 16,578,816
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,892,883
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/36 ........................ 10,000,000 12,103,119
Future Tax Secured, Revenue, 2017 B, 5%, 8/01/38 ........................ 10,000,000 12,070,341
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 13,617,639
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 15,024,345
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 23,100,911
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,898,140
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/45 ........................ 3,500,000 4,193,470
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 25,000,000 25,449,925
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,679,810
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 58,463,804
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 38,446,314
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,737,855
New York State Dormitory Authority ,
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,482
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 92,601,500

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... $ 20,000,000 $ 23,084,920
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 30,296,476
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 59,057,690
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 12,258,634
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/45 ................. 25,000,000 31,246,803
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 41,742,602
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 75,707,155
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 20,000,000 23,630,166
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 10,529,900
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2019 A, 4%, 3/15/47 ......... 15,200,000 17,756,389
State of New York Personal Income Tax, Revenue, 2020 A, 4%, 3/15/45 ......... 12,000,000 14,246,871
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/34 .......................... 5,560,000 6,823,024
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 5,750,000 6,990,024
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 20,315,000 26,480,546
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 3,540,000 4,559,358
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 22,174,960
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,484,488
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,522,478
Revenue, 223, Refunding, 5%, 7/15/32 ................................. 2,775,000 3,758,155
Revenue, 223, Refunding, 5%, 7/15/33 ................................. 2,240,000 3,020,216
Revenue, 223, Refunding, 4%, 7/15/34 ................................. 3,620,000 4,496,590
Revenue, 223, Refunding, 4%, 7/15/35 ................................. 3,750,000 4,641,495
Revenue, 223, Refunding, 4%, 7/15/36 ................................. 2,700,000 3,328,740
Revenue, 226, Refunding, 5%, 10/15/32 ................................. 1,800,000 2,452,589
Revenue, 226, Refunding, 5%, 10/15/33 ................................. 2,080,000 2,818,988
Revenue, 226, Refunding, 5%, 10/15/34 ................................. 2,470,000 3,328,469
Revenue, 226, Refunding, 5%, 10/15/35 ................................. 2,100,000 2,821,727
Revenue, 226, Refunding, 5%, 10/15/36 ................................. 2,250,000 3,013,580
Suffolk County Water Authority , Revenue , 2020 B , 3% , 6/01/45 .................
15,000,000 16,338,638
Triborough Bridge & Tunnel Authority ,
Revenue, 1999 B, Pre-Refunded, 5.5%, 1/01/30 ........................... 12,885,000 13,174,711
Revenue, 2020 A, 5%, 11/15/54 ....................................... 8,500,000 11,020,772
1,418,293,885
North Carolina 1.1%
County of Wake , GO , 2010 C , Refunding , 5% , 3/01/25 .......................
21,780,000 25,507,727
North Carolina Eastern Municipal Power Agency ,
Revenue, 1993 B, ETM, 6%, 1/01/22 ................................... 1,250,000 1,280,516
Revenue, 1993 B, ETM, 6.25%, 1/01/23 ................................. 39,030,000 42,419,705
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,675,111
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 21,224,515
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 12,440,424
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 12,308,757
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,800,888
129,657,643
North Dakota 0.4%
North Dakota Housing Finance Agency ,
Revenue, 2019 F, 3.05%, 7/01/43 ...................................... 2,410,000 2,556,026

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
North Dakota Housing Finance Agency, (continued)
Revenue, 2020 A, 3%, 7/01/40 ........................................ $ 2,500,000 $ 2,652,002
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,741,804
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 11,227,707
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,490,431
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,640,643
46,308,613
Ohio 3.3%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 4,725,251
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 6,863,193
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,517,155
Revenue, 2015 A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,756,586
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 20,000,000 23,705,072
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,405,194
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.25%, 6/01/37 ............................. 15,000,000 15,766,975
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 10,235,000 11,983,086
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,358,928
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,430,000 5,116,823
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 21,577,322
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,657,838
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,913,559
County of Franklin ,
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,546,640
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 12,158,472
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 13,264,279
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,640,000 6,702,407
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 23,411,988
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,239,901
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 9,416,383
Miami University , Revenue , 2020 A , Refunding , 4% , 9/01/45 ...................
6,030,000 7,283,799
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,809,490
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,704,528
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,602,243
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,398,406
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,978,538
Ohio State University (The) , Revenue , 2013 A , 5% , 6/01/38 ....................
10,000,000 10,806,190
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 24,549,370
Revenue, Junior Lien, 2013 A-4, Zero Cpn., 2/15/35 ........................ 35,000,000 44,431,513
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,657,111

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/43 .. $ 12,130,000 $ 14,360,826
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 743,650
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 989,035
University Hospitals Health System, Inc. Obligated Group, Revenue, 2012 A, AGMC
Insured, 5%, 1/15/41 .............................................. 7,000,000 7,148,685
385,550,436
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,911,904
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 5,507,631
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
80,000 84,049
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 4,363,161
14,866,745
Oregon 1.7%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 15,393,708
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/50 ....................................... 4,000,000 5,144,669
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 25,062,864
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,990,834
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/49 .................................... 12,720,000 15,863,143
Airport, Revenue, Twenty-Seven A, 5%, 7/01/45 ........................... 23,000,000 29,192,262
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 21,279,171
Salem-Keizer School District No. 24J ,
GO, 2020 A, Zero Cpn., 6/15/39 ....................................... 2,800,000 1,879,169
GO, 2020 A, Zero Cpn., 6/15/40 ....................................... 4,500,000 2,920,163
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 15,000,000 18,005,784
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 7,665,000 8,394,767
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 8,120,000 9,034,307
University of Oregon ,
Revenue, 2018 A, 5%, 4/01/48 ........................................ 14,500,000 17,767,708
Revenue, 2020 A, 5%, 4/01/50 ........................................ 15,000,000 19,127,241
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/41 ....................................... 5,725,000 2,979,991
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,933,741
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 2,615,586
199,585,108
Pennsylvania 1.9%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,561,561
City of Philadelphia ,
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 1,500,000 1,762,850
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 1,825,000 2,135,014
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 15,000,000 17,093,551
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 5,313,534
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 24,774,342
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 6,023,783

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware County Regional Water Quality Control Authority, (continued)
Revenue, 2016, 5%, 11/01/46 ........................................ $ 10,315,000 $ 12,322,098
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
5,000,000 6,057,256
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 4/01/39 ............................................. 9,000,000 10,801,142
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 700,841
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,223,495
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 10,291,081
Montour School District ,
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/40 .................. 3,170,000 3,782,733
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/41 .................. 2,000,000 2,386,583
GO, 2015 A&B, Pre-Refunded, AGMC Insured, 5%, 4/01/42 .................. 2,000,000 2,386,583
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/40 ..... 3,575,000 4,298,452
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/41 ..... 5,425,000 6,506,790
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,301,922
Revenue, 2020 B, 5%, 12/01/45 ....................................... 5,000,000 6,519,381
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 10,358,469
Philadelphia Gas Works Co. , Revenue , Sixteenth A , AGMC Insured , 4% , 8/01/45 ...
4,000,000 4,772,752
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 7,750,900
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,914,619
Sports & Exhibition Authority of Pittsburgh and Allegheny County , County of Allegheny
Hotel Room Excise Tax , Revenue , 2010 , Refunding , AGMC Insured , 5% , 2/01/35 .. 18,000,000 18,051,757
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 12,219,392
Upper Merion Area School District , GO , 2021 A , 4% , 1/15/46 ...................
5,000,000 5,913,231
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 20,005,121
220,229,233
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 6,318,151
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 10/01/22 ........................................ 170,000 170,673
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,493
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,526
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,239,457
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,603,323
Revenue, Senior Lien, 2021 A, 2.25%, 12/01/39 ........................... 6,385,000 6,490,707
17,073,330
South Carolina 1.3%
City of Columbia ,
Waterworks & Sewer System, Revenue, 2019 A, 4%, 2/01/44 ................. 5,250,000 6,239,662
Waterworks & Sewer System, Revenue, 2019 A, Pre-Refunded, 5%, 2/01/49 ..... 8,000,000 10,527,845
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,915,796
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,765,138

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... $ 8,465,000 $ 9,747,455
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,371,346
South Carolina Jobs-Economic Development Authority ,
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 24,544,808
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 18,312,772
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 12,360,266
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,777,621
South Carolina Public Service Authority , Revenue , 2015 A , Refunding , 5% , 12/01/55 .
20,000,000 23,048,526
South Carolina State Housing Finance & Development Authority , Revenue , 2020 A ,
3% , 7/01/40 ...................................................... 1,955,000 2,098,907
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,700,873
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,687,018
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/45 ........................................ 2,750,000 3,247,976
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 3%, 4/15/49 ........................................ 1,795,000 1,907,439
144,253,448
South Dakota 1.3%
County of Lincoln ,
Augustana College Association (The), Revenue, 2021 A, Refunding, 4%, 8/01/56 .. 1,125,000 1,268,494
Augustana College Association (The), Revenue, 2021 A, Refunding, 4%, 8/01/61 .. 2,550,000 2,851,375
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,462,111
South Dakota Health & Educational Facilities Authority ,
Revenue, 2011 A, 5.125%, 8/01/46 ..................................... 7,000,000 7,023,236
Revenue, 2012 A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,250,810
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 4,035,855
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 11,362,718
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 61,605,491
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 12,505,089
Monument Health Obligated Group, Revenue, 2017, 5%, 9/01/40 .............. 10,000,000 12,103,591
Monument Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ... 12,500,000 14,603,072
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,552,243
144,624,085
Tennessee 2.1%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/44 ................ 2,000,000 2,334,821
City of Jackson , West Tennessee Healthcare Obligated Group , Revenue , 2015 ,
Refunding , 4% , 4/01/41 ............................................. 25,000,000 27,440,902
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ......... 8,500,000 9,207,362
Knox County Health Educational & Housing Facility Board , Covenant Health Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 ......................... 35,000,000 42,220,098
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 12,230,179
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 13,389,875
d
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 .......... 2,000,000 2,257,593
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 21,925,000 27,189,883
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 26,817,906

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Nashville Airport Authority (The) , Revenue , 2019 B , 5% , 7/01/44 ......
$ 20,000,000 $ 25,441,276
b
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 25,000,000 30,084,035
Tennessee Housing Development Agency , Revenue , 2018-4 , Refunding , 4% , 7/01/43
5,680,000 6,313,051
Tennessee State School Bond Authority , Revenue , 2017 A , 5% , 11/01/47 ..........
15,000,000 18,450,138
243,377,119
Texas 10.3%
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2015 A, Refunding, 5%, 1/01/45 ..................... 5,000,000 5,761,649
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/40 ....................... 12,505,000 14,681,974
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/46 ....................... 11,245,000 13,203,084
Revenue, Sub. Lien, 2021 C, 5%, 1/01/27 ............................... 15,000,000 17,838,197
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 11,271,630
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,586,087
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 22,246,816
Revenue, First Tier, 2012 A, Pre-Refunded, AGMC Insured, 5%, 8/15/41 ........ 16,000,000 16,816,368
Revenue, First Tier, 2012 A, Pre-Refunded, BAM Insured, 5%, 8/15/41 .......... 9,665,000 10,147,780
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 22,983,536
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,668,058
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 21,629,580
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,567,642
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,662,248
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 15,376,656
City of Dallas , Revenue , 2009 , Refunding , AGMC Insured , 5.25% , 8/15/34 ........
18,975,000 19,045,887
City of Houston ,
Airport System, Revenue, Sub. Lien, 2021 A, Refunding, 4%, 7/01/37 ........... 1,750,000 2,129,447
Airport System, Revenue, Sub. Lien, 2021 A, Refunding, 4%, 7/01/38 ........... 3,140,000 3,811,159
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 10,770,504
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , Pre-
Refunded , 5% , 2/01/38 ............................................. 10,000,000 10,729,982
City of San Marcos , Electric Utility System , Revenue , 2013 , BAM Insured , 5% , 11/01/33
6,300,000 6,658,444
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016 A, Refunding, 5%, 12/01/46 .................... 10,000,000 11,785,240
Revenue, Senior Lien, 2016 A, Refunding, 5%, 12/01/48 .................... 12,200,000 14,360,896
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 11,110,818
Ector County Independent School District , GO , 2013 , Pre-Refunded , PSF Guaranty ,
5% , 8/15/36 ...................................................... 10,355,000 11,376,464
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 17,538,767
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 23,678,382
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,502,608
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,659,707
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 9,592,788
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 15,455,000 18,406,228
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 2,037,444
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 34,382,673
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, Refunding,
5%, 7/01/45 .................................................... 15,000,000 17,681,283

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... $ 6,000,000 $ 7,470,957
Harris County-Houston Sports Authority ,
Revenue, Senior Lien, 2020 A, Refunding, AGMC Insured, 3.125%, 11/15/56 ..... 5,000,000 5,414,124
Revenue, Third Lien, 2004 A-3, NATL Insured, Zero Cpn., 11/15/37 ............ 6,300,000 2,681,941
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Pre-Refunded, 5.25%, 12/01/38 ................. 5,000,000 5,586,090
Revenue, Senior Lien, 2013, Pre-Refunded, 5%, 12/01/43 ................... 5,000,000 5,557,077
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 1,400,000 1,573,277
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 36,173,439
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 10,811,052
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 12,313,933
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/34 ..... 1,850,000 2,432,708
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/35 ..... 2,225,000 2,920,263
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/36 ..... 2,750,000 3,598,580
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 7,825,000 9,433,218
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, Pre-Refunded, 5%,
4/01/37 ........................................................ 2,500,000 3,106,618
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 7,093,630
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,600,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,337,998
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,733,990
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 258,258
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 6,650,000 7,615,885
Westminster Manor, Revenue, 2021, 4%, 11/01/55 ......................... 6,275,000 7,142,377
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 19,156,535
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 22,265,048
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 22,055,096
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 11,446,831
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 11,432,255
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 47,000,000 57,921,305
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 41,032,153
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 30,265,760
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 12,020,163
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 30,547,301
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,313,273
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,749,055
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/45 .... 25,000,000 38,369,910
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,851,012
e
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 6,770,000 8,033,238
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,500,000 4,136,913
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 2,250,000 2,633,492

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... $ 36,500,000 $ 37,696,382
San Antonio Water System ,
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/43 ...................... 12,000,000 14,890,693
Revenue, Junior Lien, 2018 A, Refunding, 5%, 5/15/48 ...................... 10,000,000 12,329,299
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,017,397
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,010,899
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 26,804,454
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 12,374,434
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 11,059,015
Hendrick Medical Center Obligated Group, Revenue, 2013, Pre-Refunded, 5.5%,
9/01/43 ........................................................ 5,350,000 5,938,814
Texas Health Resources Obligated Group, Revenue, 2015 A, 5%, 11/15/52 ...... 5,000,000 5,703,023
Tarrant County Health Facilities Development Corp. , Texas Health Resources Obligated
Group , Revenue , 1994 , FGIC Insured , ETM, 6% , 9/01/24 .................... 3,460,000 3,784,955
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 4,500,000 5,780,716
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 7,500,000 9,835,288
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 8,355,000 11,156,625
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 6,750,000 9,159,834
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 7,535,000 10,378,114
Texas Municipal Power Agency , Revenue, Sub. Lien , 2010 , Refunding , 5% , 9/01/40 .
15,250,000 15,250,000
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ........................... 6,250,000 1,993,081
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ........................... 5,000,000 1,512,247
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ........................... 5,500,000 1,568,950
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 29,756,025
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 19,045,095
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,699,163
1,188,529,284
Utah 1.2%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 3,052,562
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,720,940
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/35 .............
1,170,000 1,446,757
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,000,000 18,122,800
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 12,023,170
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 9,400,000 11,449,019
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 12,342,461
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 6,978,403
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 24,124,535
Revenue, 2018 A, 5%, 8/01/44 ........................................ 12,240,000 15,279,731
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 610,926
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 418,565
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 651,657
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 590,521

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency, (continued)
Revenue, 2021, 4%, 10/15/41 ........................................ $ 1,450,000 $ 1,700,007
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 2,086,129
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 11,766,211
Weber Basin Water Conservancy District , Revenue , 2013 B , Pre-Refunded , 5% ,
4/01/39 ......................................................... 7,180,000 7,767,539
142,131,933
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 5,034,274
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 4%, 11/01/50 5,000,000 5,811,329
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,974,438
16,820,041
Virginia 1.2%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,405,438
Hampton Roads Sanitation District , Revenue , 2018 A , Pre-Refunded , 5% , 10/01/47 ..
14,575,000 18,478,443
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/42 .............................. 25,000,000 30,886,220
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 25,000,000 32,655,215
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 16,134,269
Virginia Housing Development Authority , Revenue , 2019 E , 3.1% , 12/01/45 ........
6,760,000 7,175,622
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 73,992
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 14,812,813
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 7,500,000 7,641,168
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,055,828
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 4,000,000 4,551,248
137,870,256
Washington 3.4%
Align Capital Trust , Revenue , 2020-4A , 3.75% , 7/01/43 .......................
10,807,500 10,885,987
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 25,960,975
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,596,822
County of King , Sewer , Revenue , 2017 , Refunding , 5% , 7/01/49 ................
12,000,000 14,476,832
King County Housing Authority ,
Revenue, 2019, Refunding, 3%, 11/01/39 ................................ 10,000,000 10,927,899
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 5,000,000 5,398,644
Klickitat County Public Utility District No. 1 , Revenue , 2019 A , Refunding , AGMC
Insured , 3% , 12/01/41 .............................................. 3,030,000 3,229,592
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,019
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 6,199,969
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 6,164,002
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 7,355,278
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/43 ........................................ 15,500,000 18,333,673
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,572,528
Revenue, 2021 C, Refunding, 4%, 8/01/35 ............................... 6,530,000 8,006,459
Revenue, 2021 C, Refunding, 4%, 8/01/36 ............................... 6,800,000 8,242,393
Revenue, 2021 C, Refunding, 5%, 8/01/37 ............................... 10,605,000 14,069,690

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Port of Seattle, (continued)
Revenue, 2021 C, Refunding, 5%, 8/01/38 ............................... $ 17,265,000 $ 22,848,613
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 14,062,517
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 14,744,685
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 35,827,713
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,921,736
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 28,821,422
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,722,747
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,850,000 11,220,119
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 150,000 171,601
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 3,128,239
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,730,740
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 5,000,000 5,923,366
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,874,141
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/29 250,000 331,805
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/30 265,000 359,144
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 5%, 12/01/33 250,000 335,429
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/34 300,000 336,945
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/40 870,000 1,059,529
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/45 1,200,000 1,444,338
c
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 4%, 12/01/48 910,000 1,092,463
Seattle Children's Hospital Obligated Group, Revenue, 2015 B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 17,130,869
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 4,796,693
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2018 , 5% , 7/01/43 ................................................. 13,870,000 17,607,475
Washington State Housing Finance Commission , 2021-1 , A , 3.5% , 12/20/35 .......
21,949,640 25,932,580
392,850,671
West Virginia 0.9%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,191,752
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 16,292,094
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019 A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,749,519
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,428,780
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 12,267,936
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 25,254,915
West Virginia University , Revenue , 2014 A , Pre-Refunded , 5% , 10/01/44 ..........
21,800,000 25,125,557
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 6,080,804
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,509,147
104,900,504
Wisconsin 1.6%
Ashwaubenon Community Development Authority ,
County of Brown, Revenue, 2019, Zero Cpn., 6/01/49 ....................... 16,185,000 6,302,970

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Ashwaubenon Community Development Authority, (continued)
County of Brown, Revenue, 2019, Zero Cpn., 6/01/54 ....................... $ 48,000,000 $ 14,928,182
City of Superior , DTE Electric Co. , Revenue , E-1991 , Refunding , NATL Insured , 6.9% ,
8/01/21 ......................................................... 3,000,000 3,000,000
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 3,912,487
b,c
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... 29,600,000 30,632,433
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,484,120
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 5,947,045
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 6,654,577
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 2,607,803
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,329,439
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 16,519,439
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 60,000,000 27,350,382
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,808,882
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 17,365,113
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 23,915,528
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 6,170,892
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 1,052,541
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,556,818
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 2,036,951
185,575,602
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/35 ...................................................... 500,000 614,755
Wyoming Community Development Authority , Revenue , 2018-1 , Refunding , 3.65% ,
12/01/33 ........................................................ 1,505,000 1,570,497
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Pre-Refunded , BAM
Insured , 5% , 1/01/42 ............................................... 7,000,000 8,666,879
10,852,131
U.S. Territories 3.6%
District of Columbia 2.9%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 31,888,458
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,981,869
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,161,146
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,022,958
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 15,000,000 15,126,131
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 24,891,339
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 29,934,446
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,916,448
Children's National Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
7/15/40 ........................................................ 6,830,000 8,065,690
Gallaudet University, Revenue, 2021 A, Refunding, 5%, 4/01/46 ............... 2,150,000 2,771,037
Gallaudet University, Revenue, 2021 A, Refunding, 5%, 4/01/51 ............... 2,500,000 3,215,038

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Income Tax, Revenue, 2019 A, 4%, 3/01/44 .............................. $ 10,000,000 $ 11,939,479
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,769,351
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,705,000 11,946,736
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 31,055,658
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,497,109
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/44 ....................... 17,500,000 22,085,033
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 15,000,000 18,828,887
Dulles Toll Road, Revenue, Second Lien, 2009 C, AGMC Insured, 6.5%, 10/01/41 . 25,000,000 32,168,300
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 15,882,194
Washington Metropolitan Area Transit Authority ,
Revenue, 2020 A, 4%, 7/15/45 ........................................ 10,000,000 12,051,991
Revenue, 2020 A, 5%, 7/15/45 ........................................ 10,000,000 12,972,408
331,171,706
Puerto Rico 0.7%
Commonwealth of Puerto Rico , GO , AGMC Insured , 5.5% , 7/01/29 ..............
5,885,000 6,905,646
Puerto Rico Electric Power Authority ,
f
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/42 ............................. 18,925,000 18,570,156
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,480,000 2,675,510
f
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 14,775,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,000,000 1,128,754
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 11,980,000 13,524,549
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 2,500,000 2,952,960
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 12,135,000 13,944,637
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,500,000 2,724,558
77,201,770
Total U.S. Territories .................................................................... 408,373,476
Total Municipal Bonds (Cost $10,321,843,814) ..................................
11,522,750,966
Total Long Term Investments (Cost $10,324,099,546) ............................
11,525,033,051
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Georgia 0.0%
†
g
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.02% , 7/01/35 ................................... 1,000,000 1,000,000
New York 0.2%
g
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.03% , 1/01/34 10,000,000 10,000,000
g
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2003 A-4 ,
Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.02% , 11/01/29 ........... 12,705,000 12,705,000
22,705,000
Oregon 0.0%
†
g
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 8/01/34 ............ 3,200,000 3,200,000

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 35 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Tennessee 0.0%
†
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.03% , 6/01/42 ................................... $ 300,000 $ 300,000
Total Municipal Bonds (Cost $27,205,000) ......................................
27,205,000
Total Short Term Investments (Cost $27,205,000 ) ................................
27,205,000
a
Total Investments (Cost $10,351,304,546) 100.0% ...............................
$11,552,238,051
Other Assets, less Liabilities (0.0)%
†
...........................................
(577,587)
Net Assets 100.0% ...........................................................
$11,551,660,464
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $209,769,668, representing 1.8% of net assets.
d
Security purchased on a when-issued basis.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
On July 14, 2021, the Board of Trustees for the Fund approved a proposal to reorganize Franklin Florida Tax-Free Income
Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund with and into the Fund, subject to approval by the shareholders of Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and
Franklin Tennessee Municipal Bond Fund.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
July 31, 2021, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $2,251,375 $— $— $— $30,710 $2,282,085 83,000 $10,044
Total Affiliated Securities .... $2,251,375 $— $— $— $30,710 $2,282,085 $10,044

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.